Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 5,000	$ 282,435,000	$ 37,000	$ (26,995,000)	$ 255,482,000
Balance (in Shares) at Dec. 31, 2010	488,581
Net income loss				(189,112,000)	(189,112,000)
Stock based compensation		1,412,000			1,412,000
Stock based compensation (in Shares)	7,138
Equity component of convertible loans		2,000,000			2,000,000
Cancellation of fractional shares (in Shares)	(2)
Issuance of common stock, net	19,000	6,883,000			6,902,000
Issuance of common stock, net (in Shares)	1,953,931
Balance at Dec. 31, 2011	24,000	292,730,000	37,000	(216,107,000)	76,684,000
Balance (in Shares) at Dec. 31, 2011	2,449,648
Net income loss				(63,984,000)	(63,984,000)
Stock based compensation		379,000			379,000
Balance at Dec. 31, 2012	24,000	293,109,000		(280,091,000)	13,079,000
Balance (in Shares) at Dec. 31, 2012	2,449,648				2,449,648
Net income loss				2,726,000	2,726,000
Stock based compensation (in Shares)	7,142
Balance at Mar. 31, 2013	24,000	293,178,000	37,000	(277,365)	15,874,000
Balance (in Shares) at Mar. 31, 2013	2,456,790
Balance at Dec. 31, 2012	24,000	293,109,000	37,000	(280,091,000)	13,079,000
Balance (in Shares) at Dec. 31, 2012	2,449,648				2,449,648
Net income loss				1,408,000	1,408,000
Stock based compensation	1,000	344,000			345,000
Stock based compensation (in Shares)	20,000
Other comprehensive income			(37,000)		(37,000)
Balance at Dec. 31, 2013	25,000	293,453,000		(278,683,000)	14,795,000
Balance (in Shares) at Dec. 31, 2013	2,469,648				2,469,648
Net income loss				54,000	54,000
Stock based compensation (in Shares)	7,142
Issuance of common stock, net	58,000	40,775,000			40,833,000
Issuance of common stock, net (in Shares)	5,833,214
Balance at Mar. 31, 2014	$ 83,000	$ 305,982,000		$ (278,629,000)	$ 27,436,000
Balance (in Shares) at Mar. 31, 2014	8,310,004				8,310,004